Fair Value	3 Months Ended
Mar. 31, 2012
Fair Value [Abstract]
FAIR VALUE

NOTE 4 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial asset:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

Loans Held for Sale and Loan Commitment Derivatives: The fair value of loans held for sale and residential mortgage loan commitments are determined by obtaining quoted prices for similar loans and commitments with similar interest rates and maturities from major secondary markets (Level 2).

Derivatives-Interest Rate Swaps: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals performed by qualified independent third-party appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including cost, comparable sales and the income approach. The cost approach is based on the cost to replace the existing property. The comparable sales approach evaluates the sales prices of comparable properties within the same market area. The income approach considers net operating income generated by the property and the rate of return required by an investor. Adjustments are routinely made in the appraisal process by the independent third-party appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals performed by qualified independent third-party appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including cost, comparable sales and the income approach. The cost approach is based on the cost to replace the existing property. The comparable sales approach evaluates the sales prices of comparable properties within the same market area. The income approach considers net operating income generated by the property and the rate of return required by an investor. Adjustments are routinely made in the appraisal process by the independent third-party appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

The President/Chief Financial Officer (“President/CFO”) and Executive Vice President – Credit (“EVP – Credit”) are responsible for determining the valuation processes and procedures for the fair value measurement of impaired loans and other real estate owned properties. The President/CFO and EVP – Credit review impaired loans and other real estate owned properties on a quarterly basis to determine the accuracy of the observable inputs, generally third party appraisals, auction values, values derived from trade publications and any additional data received from the borrower, and the appropriateness of unobservable inputs, generally discounts due to collection issues and current market conditions. The EVP – Credit determines discounts based on the valuation source and asset type for impaired loans. These discounts are reviewed periodically, annually at a minimum, for appropriateness. Current trends in market values and gains and losses on sales of similar assets are also considered when determining discounts of asset categories.

At March 31, 2012 (unaudited), discounts applied when calculating the fair value of impaired loans ranged from 0% to approximately 35% depending on the source of value and the nature of the assets securing these loans. Real estate collateral is valued based on evaluations or appraisals and are generally discounted by 20%, with higher discounts for properties in poor condition or property with characteristics which may make it more difficult to market. Commercial loans not secured by real estate are generally discounted 30% for receivables, 50% to 75% for inventory with higher discounts when monthly borrowing base certificates are not required or received and 15% of trade publication and auction values for automobiles.

At March 31, 2012 (unaudited), discounts applied to the calculation of the fair value of other real estate owned properties ranged from 0% to approximately 40%. The fair value of other real estate owned properties are based on the lower of cost or fair value of the underlying collateral less expected selling costs. Collateral values are estimated primarily through appraisals. If properties are held in other real estate owned for longer than 12 – 18 months a new appraisal is obtained.

Mortgage Servicing Rights: On a quarterly basis, loan servicing rights are evaluated for impairment based on the fair value of the rights as compared to the carrying amount. If the carrying amount of an individual tranche exceeds fair value, impairment is recorded on that tranche so that the servicing asset is carried at fair value. Fair value is determined at a tranche level, based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model utilizes assumptions that market participants would use in estimating future net servicing income and that can be validated against available market data (Level 2).

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, at March 31, 2012 (unaudited) are summarized below:

		Fair Value Measurements at March 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. federal agency obligations	$9,524	$—	$9,524	$—
State and municipal	42,284	—	42,284	—
Mortgage-backed securities – residential	19,671	—	19,671	—
Government agency sponsored collateralized mortgage obligations	50,866	—	50,866	—
Corporate debt securities	2,840	—	2,840

Total investment securities available-for-sale	$125,185	$—	$125,185	$—

Loans held for sale	$3,532	$—	$3,532	$—

Derivatives – residential mortgage loan commitments	$65	$—	$65	$—

Financial Liabilities
Derivatives – interest rate swaps	$(2,190)	$—	$(2,190)	$—

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, at December 31, 2011 are summarized below:

		Fair Value Measurements at December 31, 2011 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. federal agency obligations	$12,601	$—	$12,601	$—
State and municipal	43,106	—	43,106	—
Mortgage-backed securities – residential	31,789	—	31,789	—
Government agency sponsored collateralized mortgage obligations	44,478	—	44,478	—

Total investment securities available-for-sale	$131,974	$—	$131,974	$—

Loans held for sale	$3,049	$—	$3,049	$—

Derivatives – residential mortgage loan commitments	$57	$—	$57	$—

Financial Liabilities
Derivatives – interest rate swaps	$(2,283)	$—	$(2,283)	$—

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, at December 31, 2010 are summarized below:

		Fair Value Measurements at December 31, 2010 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Investment securities available-for-sale
U.S. federal agency obligations	$21,080	$—	$21,080	$—
State and municipal	39,828	—	39,828	—
Mortgage-backed securities – residential	25,430	—	25,430	—
Government agency sponsored collateralized mortgage obligations	26,113	—	26,113	—
Privately held collateralized mortgage obligations	6,926	—	6,926	—

Total investment securities available-for-sale	$119,377	$—	$119,377	$—

Loans held for sale	$4,156	$—	$4,156	$—

Derivatives – residential mortgage loan commitments	$53	$—	$53	$—

Financial Liabilities
Derivatives – interest rate swaps	$(1,828)	$—	$(1,828)	$—

There were no transfers between Level 1 and Level 2 during the three months ended March 2012 or 2011 (unaudited) or the years ended December 31, 2011 or 2010.

Loans held for sale were carried at the fair value of $3,532, which was made up of the outstanding balance of $3,485, net of a valuation of $47 at March 31, 2012 (unaudited), resulting in income of $4 for the three months ended March 31, 2012 (unaudited). At March 31, 2011 (unaudited), loans held for sale were carried at the fair value of $601, which was made up of the outstanding balance of $591, net a valuation of $10, resulting in income of $(36) for the three months ended March 31, 2011 (unaudited).

Loans held for sale were carried at the fair value of $3,049 which is made up of the outstanding balance of $3,006, net of a valuation of $43 at December 31, 2011, resulting in income of $(3) for the year ending December 31, 2011. At December 31, 2010, loans held for sale were carried at the fair value of $4,156, which is made up of the outstanding balance of $4,110, net of a valuation of $46 at December 31, 2010, resulting in income of $32 for the year ending December 31, 2010.

The Company has elected the fair value option for loans held for sale. These loans are intended for sale and the Company believes that the fair value is the best indicator of the resolution of these loans. Interest income is recorded based on the contractual terms of the loan and in accordance with the Company’s policy on loans held for investment. None of these loans are 90 days or more past due nor on nonaccrual as of March 31, 2012 (unaudited), December 31, 2011 and 2010.

The aggregate fair value, contractual principal and gain or loss for loans held for sale at March 31, 2012 (unaudited), December 31, 2011 and 2010 was as follows:

	March 31, 2012
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$3,532	$47	$3,485

	December 31, 2011
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$3,049	$43	$3,006

	December 31, 2010
	Aggregate Fair Value	Gain (Loss)	Contractual Principal
Loans held for sale	$4,156	$46	$4,110

The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the three months ended March 31, 2012 and 2011 (unaudited) and the years ended December 31, 2011 and 2010:

	Changes in Fair Values for the three months ended March 31, 2012 and 2011, for the Items Measured at Fair Value Pursuant to Election of the Fair Value Option
	Other Gains and Losses	Interest Income	Interest Expense	Total Changes in Fair Values Included in Current Period Earnings
Three Months Ended March 31, 2012
Assets:
Loans held for sale	$4	$12	$—	$16

Three Months Ended March 31, 2011
Assets:
Loans held for sale	$(36)	$10	$—	$(26)

	Changes in Fair Values for the years ended December 31, 2011 and 2010, for the Items Measured at Fair Value Pursuant to Election of the Fair Value Option
	Other Gains and Losses	Interest Income	Interest Expense	Total Changes in Fair Values Included in Current Period Earnings
Year Ended December 31, 2011
Assets:
Loans held for sale	$(3)	$29	$—	$26

Year Ended December 31, 2010
Assets:
Loans held for sale	$32	$31	$—	$63

Assets measured at fair value on a non-recurring basis at March 31, 2012 (unaudited) and December 31, 2011 are summarized below:

		Fair Value Measurements at March 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial:
Real estate	$424	$—	$—	$424
Land	424	—	—	424
Mortgage	499	—	—	499
Home equity	4	—	—	4
Other real estate owned, net:
Commercial:
Real estate	178	—	—	178
Mortgage	412	—	—	412
Mortgage servicing rights	275	—	275	—

		Fair Value Measurements at December 31, 2011 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial:
Commercial	$22	$—	$—	$22
Real estate	473	—	—	473
Land	475	—	—	475
Mortgage	557	—	—	557
Home equity	3	—	—	3
Other real estate owned, net:
Commercial:
Real estate	365	—	—	365
Mortgage	93	—	—	93
Mortgage servicing rights	271	—	271	—

Assets measured at fair value on a non-recurring basis at December 31, 2010 are summarized below:

		Fair Value Measurements at December 31, 2010 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial:
Real estate	$1,031	$—	$—	$1,031
Land	56	—	—	56
Mortgage	432	—	—	432
Home equity	362	—	—	362
Other real estate owned, net:
Commercial:
Real estate	148	—	—	148
Land	390	—	—	390
Mortgage	13	—	—	13
Mortgage servicing rights	277	—	277	—

At March 31, 2012 (unaudited), impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $1,655, with a valuation allowance of $304, resulting in an additional provision for loan losses of $71 for the three months ended March 31, 2012 (unaudited). At March 31, 2011 (unaudited), impaired loans had a carrying amount of $2,658, with a valuation allowance of $554, resulting in an additional provision for loan losses of $93 for the three months ended March 31, 2011 (unaudited).

At December 31, 2011 impaired loans had a carrying amount of $1,781, with a valuation allowance of $251 at December 31, 2011, resulting in an additional provision for loan losses of $604 for the year ending December 31, 2011. At December 31, 2010, impaired loans had a carrying amount of $2,769, with a valuation allowance of $888, resulting in an additional provision for loan losses of $2,515 for the year ending December 31, 2010.

At March 31, 2012 (unaudited), other real estate owned, which is measured at the lower of cost or fair value less costs to sell, had a net carrying amount of $590, which was made up of the outstanding balance of $727 net a valuation allowance of $137 at March 31, 2012 (unaudited), resulting in a write-down of $137 for the three months ended March 31, 2012 (unaudited). At March 31, 2011 (unaudited), other real estate owned had a net carrying amount of $10, which was made up of the outstanding balance of $12 net a valuation allowance of $2, resulting in a write-down of $2 for the three months ended March 31, 2011 (unaudited)

At December 31, 2011 other real estate owned had a net carrying amount of $458, which is made up of the outstanding balance of $531, net of a valuation allowance of $73 at December 31, 2011, resulting in a write-down of $185 for the year ending December 31, 2011. At December 31, 2010, other real estate owned had a net carrying amount of $551, which is made up of the outstanding balance of $682, net of a valuation allowance of $131 at December 31, 2010, resulting in a write-down of $131 for the year ending December 31, 2010.

At March 31, 2012 (unaudited), mortgage servicing rights, which are carried at lower of cost or fair value, were carried at their fair value of $275, which is made up of the outstanding balance of $389, net of a valuation allowance of $114, resulting in a charge of $(5) for the three months ended March 31, 2012 (unaudited). At March 31, 2011 (unaudited), mortgage servicing rights were carried at their fair value of $263, which was made up of the outstanding balance of $355, net of a valuation allowance of $92, resulting in charge of $0 for the three months ended March 31, 2011 (unaudited).

At December 31, 2011 mortgage servicing rights were carried at their fair value of $271, which is made up of the outstanding balance of $390, net of a valuation allowance of $119 at December 31, 2011, resulting in a charge of $27 for the year ending December 31, 2011. At December 31, 2010, mortgage servicing rights were carried at their fair value of $277, which is made up of the outstanding balance of $369, net of a valuation allowance of $92, resulting in a charge of $42 for the year ended December 31, 2010.

The carrying amounts and estimated fair values of financial instruments at March 31, 2012 (unaudited) are as follows:

		Fair Value Measurements at March 31, 2012 using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial assets
Cash and due from financial institutions	$5,668	$5,668	$—	$—
Interest-earning time deposits at other financial institutions	2,450	2,450	—	—
Securities available for sale	125,185	—	125,185	—
Federal Home Loan Bank stock	3,817	N/A	N/A	N/A
Loans held for sale	3,532	—	3,532	—
Loans, net	294,576	—	—	299,995
Accrued interest receivable	1,395	4	803	588

Financial liabilities
Deposits	(341,871)	—	(339,019)	—
Federal Home Loan Bank advances	(60,007)	—	(62,253)	—
Subordinated debentures	(5,155)	—	—	(4,905)
Accrued interest payable	(354)	—	(351)	(3)
Derivatives – interest rate swaps	(2,190)	—	(2,190)	—

The carrying amounts and estimated fair values of financial instruments, at December 31, 2011 and 2010 are as follows:

December 31, 2011	Carrying Amount	Fair Value
Financial assets
Cash and due from financial institutions	$8,146	$8,146
Securities available-for-sale	131,974	131,974
Federal Home Loan Bank stock	3,817	N/A
Loans held for sale	3,049	3,049
Loans, net	295,359	301,293
Accrued interest receivable	1,518	1,518

Financial liabilities
Deposits	$(333,560)	$(331,486)
Federal Home Loan Bank advances	(72,021)	(74,307)
Subordinated debentures	(5,155)	(4,582)
FDIC guaranteed unsecured borrowings	(4,981)	(4,989)
Accrued interest payable	(396)	(396)
Derivatives – interest rate swaps	(2,283)	(2,283)

December 31, 2010	Carrying Amount	Fair Value
Financial assets
Cash and due from financial institutions	$5,868	$5,868
Securities available-for-sale	119,377	119,377
Federal Home Loan Bank stock	4,038	N/A
Loans held for sale	4,156	4,156
Loans, net	273,103	277,030
Accrued interest receivable	1,451	1,451

Financial liabilities
Deposits	$(317,338)	$(310,419)
Federal Home Loan Bank advances	(61,675)	(64,100)
Subordinated debentures	(5,155)	(4,933)
FDIC guaranteed unsecured borrowings	(4,916)	(5,162)
Accrued interest payable	(407)	(407)
Derivatives – interest rate swaps	(1,828)	(1,828)

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

Cash and due from financial institutions: The carrying amounts of cash and due from financial institutions approximate fair values and are classified as Level 1.

Interest-earning time deposits at other financial institutions: The carrying amounts of interest-earning time deposits at other financial institutions approximate fair values and are classified as Level 1.

Federal Home Loan Bank stock: It is not practical to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability.

Loans: The fair values of loans is based on discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in Level 2 classification.

Deposits: The fair values disclosed for demand deposits are estimated using a cash flow calculation reduced by decay rate assumptions. These cash flows are discounted to the current market rate and a functional cost to recognize the inherent costs of servicing these accounts. This results in a Level 2 classification. Fair values of fixed rate certificates of deposit are estimated using a cash flow calculation reduced by known maturities, estimated principal payments and estimated early withdrawal amounts. These cash flows are discounted to the current market rate. This results in a Level 2 calculation.

Borrowings: The fair values of the Company’s Federal Home Loan Bank advances are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair value of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Accrued Interest Receivable/Payable: The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification based on the underlying asset or liability.